Schedule of Purchase Price Allocation (Details) (USD $)	Dec. 31, 2012
Deferred tax liability	$ 10,261,194
Mineral properties	31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)
Total	$ 32,220,545